DEBT SECURITIES IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of debt instruments [text block] [Abstract]
Disclosure of Debt Securities in Issue [Text Block]
	2019	2018
	£m	£m
Medium-term notes issued	41,291	37,490
Covered bonds (note 31)	29,821	28,194
Certificates of deposit issued	10,598	12,020
Securitisation notes (note 31)	7,288	5,426
Commercial paper	8,691	8,038
Total debt securities in issue	97,689	91,168